Share Option and Warrant Reserves (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Option and Warrant Reserves
Outstanding warrants Beginning of the year	8,211,453	1,626,740
Warrants issued		7,461,450
Warrants exercised		101,042
Warrants expired	(750,003)	(775,695)
Outstanding warrants end of the year	7,461,450	8,211,453
Outstanding warrants, exercise price Brginning of the year	$ 1.27	$ 1.66
Warrants issued, exercise price		1.20
Warrants exercised, exercise price		1.46
Warrants expired, exercise price	1.95	1.42
Outstanding warrants, exercise price end of the year	$ 1.20	$ 1.27